Other Receivables, Net (Restated)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Receivables [Abstract]
OTHER RECEIVABLES, NET (RESTATED)

Note 4. OTHER RECEIVABLES, NET (RESTATED)

The Company's other receivables are as follows:

	September 30,	June 30,
	2020	2020
Advances to customers*	$10,409,480	$10,004,893
Employee business advances	7,227	51,334
Total	10,416,707	10,056,227
Less: allowances for doubtful accounts	(10,409,792)	(10,005,193)
Other receivables, net	$6,915	$51,034

*	As of September 30 and June 30, 2020, the Company entered into certain contracts with customers (state-owned entities) where the Company's services included freight costs and cost of commodities to be shipped to customers' designated locations. The Company prepaid the costs of commodities and recognized as advance payments on behalf of its customers. These advance payments on behalf of the customers will be repaid to the Company when either the contract terms are expired or the contracts are terminated by the Company. As aforementioned customers were negatively impacted by the pandemic and required additional time to execute existing contracts, they required additional time to pay. Due to significant uncertainty on whether the delayed contracts will be executed timely. As such, the Company had provided an allowance due to contract delay and recorded allowances of approximately $10.0 million.

Movement of allowance for doubtful accounts are as follows:

	September 30, 2020	June 30, 2020
Beginning balance	$10,005,193	$-
Provision for doubtful accounts, net of recovery	-	10,055,203
Less: write-off	-	(1,763)
Exchange rate effect	404,599	(48,247)
Ending balance	$10,409,792	$10,005,193

The Company wrote off nil and $1,763 of other receivables for the three months ended September 30, 2020 and 2019, respectively.

Note 4. OTHER RECEIVABLES, NET

The Company’s other receivables are as follows:

	June 30,	June 30,
	2020	2019
Advances to customers*	$10,004,893	$4,237,270
Employee business advances	51,334	54,953
Security deposit	-	43,492
Total	10,056,227	4,335,715
Less: allowances for doubtful accounts	(10,005,193)	-
Other receivables, net	$51,034	$4,335,715

*	As of June 30, 2020, the Company entered into certain contracts with customers (state-owned entities) where the Company’s services included freight costs and cost of commodities to be shipped to customers’ designated locations. The Company prepaid the costs of commodities and recognized as advance payments on behalf of its customers. These advance payments on behalf of the customers will be repaid to the Company when either the contract terms are expired or the contracts are terminated by the Company. As our customers were negatively impacted by the pandemic and required additional time to execute existing contracts, they required additional time to pay. Due to significant uncertainty on whether the delayed contracts will be executed timely. As such, the Company provided an allowance due to contract delay and recorded allowances of approximately $10.0 million.

Movement of allowance for doubtful accounts are as follows:

	June 30, 2020	June 30, 2019
Beginning balance	$-	$-
Provision for doubtful accounts	10,055,203	-
Less: write-off	(1,763)	-
Exchange rate effect	(48,247)	-
Ending balance	$10,005,193	$-

For the years ended June 30, 2020 and 2019, the provision for doubtful accounts was $10,055,203 and nil, respectively. The Company wrote off $1,763 and nil of other receivables for the years ended June 30, 2020 and 2019, respectively.